STOCK OPTIONS AND AWARDS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
Stock option activity for the year ended December 31, 2020, is summarized as follows:

(Dollars in thousands, except share and per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	37,856	$9.54
Granted	0	0.00
Exercised	(10,405)	6.92
Forfeited or expired	0	0.00
Outstanding at end of year	27,451	$10.53	2.53 years	$192
Exercisable at end of year	27,451	$10.53	2.53 years	$192

Cash Proceeds Received and Tax Benefit from Share-based Payment Awards [Table Text Block]

	2020	2019	2018
Total intrinsic value of options exercised	$86	$462	$734
Cash received from exercises	$72	$90	$284
Tax benefit from exercises	$1,776	$1,844	$1,439

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2020		2019		2018
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	530,569	$27.19	462,446	$26.39	468,372	$21.63
Granted	503,311	18.62	395,023	26.55	303,930	28.94
Vested	(233,828)	26.07	(295,633)	24.94	(267,031)	20.94
Forfeited	(36,769)	23.79	(31,267)	28.63	(42,825)	26.38
Nonvested at end of year	763,283	$22.04	530,569	$27.19	462,446	$26.39